Notes Payable - Related Party - Additional Information (Detail)				1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Oct. 08, 2014 $ / shares shares	Sep. 05, 2014	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2014 $ / shares
Related Party Transaction [Line Items]
Number of preferred units issued as consideration							4,000,000
Value of preferred units issued as consideration | $							$ 100,000
Preferred units issued as consideration, series D preferred shares							4,000,000
Preferred units issued as consideration, price per share | $ / shares							$ 0.025
Notes payable - related party, discount | $	$ 58,333								$ 58,333
Warrants issued								17,441,966
Number of Shares issued	0.0167							0.0167
Class A Warrant
Related Party Transaction [Line Items]
Warrants issued								1,532,598
Preferred units issued as consideration, warrants price per share | $ / shares	$ 295.20					$ 1,920.00		$ 132.00	$ 295.20
Class B Warrant
Related Party Transaction [Line Items]
Warrants issued								1,310,956
Preferred units issued as consideration, warrants price per share | $ / shares								$ 12.00		$ 12.00
IPO | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued		19,167
Preferred units issued as consideration, warrants price per share | $ / shares		$ 7.00				$ 7.00
Number of Shares issued		0.0167				0.0167
IPO | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares						$ 525.00
Number of Shares issued						0.0167
Notes Payable To Related Party
Related Party Transaction [Line Items]
Note agreement amount | $							$ 500,000
Notes payable, interest rate							20.00%
Note maturity date description								The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice	The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount | $							$ 10,000
Maturity date of notes							Jul. 18, 2015	Jul. 18, 2016	Jul. 18, 2016
Prepaid interest | $							$ 25,000
Notes payable - related party, discount | $	$ 58,333							$ 0	$ 58,333
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued							20,000
Conversion of stock, shares issued							334
Preferred units issued as consideration, warrants price per share | $ / shares							$ 295.20
Number of Shares issued							0.0167
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued							20,000
Conversion of stock, shares issued							334
Preferred units issued as consideration, warrants price per share | $ / shares							$ 12.00
Number of Shares issued							0.0167
Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio								12,000	12,000
Notes Payable To Related Party | IPO | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted								4,000,000	4,000,000
Loan Agreement
Related Party Transaction [Line Items]
Note agreement amount | $					$ 250,000
Notes payable, interest rate					12.00%
Note maturity date description								The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.	The loan bears interest at a rate of twelve percent (12%) per year and has a maturity date of the earlier of (i) 90 days from the date of the loan agreement or (ii) five days after the closing of a registered public offering of securities of the Company.
Debt instrument maturity period after loan agreement					90 days
Debt instrument maturity period after closing of registered public offering					5 days
Loan Agreement | Spring Forth Investments, LLC
Related Party Transaction [Line Items]
Notes payable, interest rate | $				$ 4,192
Termination Fee | $				$ 12,500
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued						60,279	771
Conversion of preferred stock to common stock, conversion ratio			0.005
Common Stock | Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares issued								334	334